Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.5%
Security	Principal Amount (000's omitted)	Value
AIG CLO, Ltd., Series 2019-1A, Class ER, 9.181%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	$1,000	$ 881,673
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 7.261%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	2,000	1,722,322
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 9.59%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	1,150	1,041,770
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 9.532%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(2)	750	682,496
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	903,206
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 9.407%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	929,927
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 9.84%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	1,500	1,382,029
Canyon Capital CLO, Ltd.:
Series 2019-2A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	400	358,792
Series 2022-1A, Class E, 6.931%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,118,705
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 8.983%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,200	1,035,118
Series 2015-5A, Class DR, 9.41%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	500	427,972
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 9.21%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,000	885,778
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 9.157%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,000	856,753
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 7.96%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	851,445
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	250	214,651
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 8.46%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	1,200	966,922
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 9.577%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	889,272
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 9.531%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	909,144
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 9.041%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	920,653
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 8.59%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	$900	$ 800,857
Series 2014-1A, Class DR2, 8.44%, (3 mo. USD LIBOR + 5.70%), 1/17/31(1)(2)	1,500	1,330,257
Series 2015-1A, Class DR4, 8.005%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	500	454,926
Series 2019-1A, Class DR, 7.911%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	1,000	915,173
RAD CLO 5, Ltd., Series 2019-5A, Class E, 9.483%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	890,026
RAD CLO 7, Ltd., Series 2020-7A, Class E, 9.24%, (3 mo. USD LIBOR + 6.50%), 4/17/33(1)(2)	1,150	1,054,419
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	700	564,346
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 9.512%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	750	667,972
Vibrant CLO X, Ltd., Series 2018-10A, Class D, 8.90%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	775	617,952
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 9.48%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	1,000	835,745
Voya CLO, Ltd., Series 2013-1A, Class DR, 8.992%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	2,000	1,657,730
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 9.752%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	1,150	1,048,880
Total Asset-Backed Securities (identified cost $31,353,542)		$ 27,816,911

Closed-End Funds — 1.8%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$ 1,223,217
Invesco Senior Income Trust	361,124	1,404,773
Nuveen Credit Strategies Income Fund	365,228	2,008,754
Nuveen Floating Rate Income Fund	148,079	1,309,018
Nuveen Floating Rate Income Opportunity Fund	103,281	895,446
Total Closed-End Funds (identified cost $8,822,714)		$ 6,841,208

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(4)(5)	55	$ 254,017
		$ 254,017

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(4)(5)	327	$ 285
Skillsoft Corp.(4)(5)	53,012	203,566
		$ 203,851
Oil and Gas — 0.3%
Nine Point Energy Holdings, Inc.(3)(4)(5)(6)	758	$ 0
QuarterNorth Energy, Inc.(5)	10,108	1,097,350
		$ 1,097,350
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(4)(5)	86,335	$ 133,819
Cumulus Media, Inc., Class A(4)(5)	38,163	303,014
iHeartMedia, Inc., Class A(4)(5)	36,714	274,621
		$ 711,454
Retailers (Except Food and Drug) — 0.0%(7)
Phillips Pet Holding Corp.(3)(4)(5)	556	$ 197,637
		$ 197,637
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$ 482,504
		$ 482,504
Total Common Stocks (identified cost $3,510,595)		$ 2,946,813

Convertible Preferred Stocks — 0.0%(7)
Security	Shares	Value
Electronics/Electrical — 0.0%(7)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(5)	107	$ 586
		$ 586
Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)(3)(4)(5)(6)	14	$ 0
		$ 0
Total Convertible Preferred Stocks (identified cost $17,197)		$ 586

Corporate Bonds — 7.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$625	$ 560,078
		$ 560,078
Automotive — 0.3%
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,010,460
		$ 1,010,460
Building and Development — 0.3%
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	$625	$ 581,363
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	595,350
		$ 1,176,713
Business Equipment and Services — 0.6%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$1,000	$ 941,065
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	700	699,944
5.75%, 4/15/26(1)	700	712,505
		$ 2,353,514
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 980,513
		$ 980,513
Conglomerates — 0.2%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	$1,000	$ 902,336
		$ 902,336
Consumer Products — 0.1%
Central Garden & Pet Co., 4.125%, 10/15/30	$625	$ 542,633
		$ 542,633
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 613,825
		$ 613,825
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$625	$ 546,844

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Distribution & Wholesale (continued)
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$1,000	$ 987,710
		$ 1,534,554
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 545,475
		$ 545,475
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 565,641
		$ 565,641
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,001,405
		$ 1,001,405
Financial Intermediaries — 0.2%
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	$1,000	$ 918,020
		$ 918,020
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.50%, 3/15/29(1)	$625	$ 548,647
		$ 548,647
Health Care — 0.8%
Centene Corp., 3.375%, 2/15/30	$1,000	$ 910,108
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	483,765
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	966,235
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)	625	583,022
		$ 2,943,130
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 539,588
		$ 539,588
Insurance — 0.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 594,675
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	546,912
		$ 1,141,587
Security	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies — 0.1%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$625	$ 510,269
		$ 510,269
Media — 0.6%
Audacy Capital Corp., 6.50%, 5/1/27(1)	$625	$ 310,984
Diamond Sports Group, LLC/Diamond Sports Finance Co.:
5.375%, 8/15/26(1)	0(8)	25
5.375%, 8/15/26(1)	2,864	633,550
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	202,330
8.375%, 5/1/27	376	340,939
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	625	581,456
		$ 2,069,284
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$500	$ 393,775
		$ 393,775
Oil and Gas — 0.5%
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	$625	$ 573,434
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	1,000	967,710
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	500	473,000
		$ 2,014,144
Pipelines — 0.2%
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	$625	$ 566,141
		$ 566,141
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(1)	$625	$ 551,375
		$ 551,375
Retail — 0.1%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	$625	$ 512,481
		$ 512,481
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 504,068
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	482,555
		$ 986,623

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	$625	$ 566,406
		$ 566,406
Telecommunications — 0.3%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	$1,000	$ 979,360
		$ 979,360
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 838,914
		$ 838,914
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	$550	$ 515,031
		$ 515,031
Total Corporate Bonds (identified cost $31,030,326)		$ 28,381,922

Senior Floating-Rate Loans — 139.5%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.4%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	102	$ 93,253
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	363,688
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	400	381,395
Term Loan, 5.052%, (USD LIBOR + 3.50%), 1/18/27(10)		1,732	1,677,151
Dynasty Acquisition Co., Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26		1,858	1,760,025
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26		999	946,577
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(11)		311	301,428
Term Loan - Second Lien, 8.75%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		395	309,300
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
Spirit Aerosystems, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 1/15/25		518	$ 509,807
WP CPP Holdings, LLC, Term Loan, 6.559%, (USD LIBOR + 3.75%), 4/30/25(10)		3,000	2,613,449
			$ 8,956,073
Airlines — 2.3%
AAdvantage Loyalty IP, Ltd., Term Loan, 7.46%, (3 mo. USD LIBOR + 4.75%), 4/20/28		3,025	$ 2,975,844
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		2,000	1,930,000
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27		750	757,634
United Airlines, Inc., Term Loan, 6.533%, (3 mo. USD LIBOR + 3.75%), 4/21/28		2,970	2,879,900
			$ 8,543,378
Auto Components — 4.0%
Adient US, LLC, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/10/28		1,933	$ 1,881,434
Chassix, Inc., Term Loan, 7.325%, (USD LIBOR + 5.50%), 11/15/23(10)		1,289	1,108,755
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,000	959,449
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,004	2,899,935
Dayco Products, LLC, Term Loan, 5.825%, (3 mo. USD LIBOR + 4.25%), 5/19/23		974	899,502
DexKo Global, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(11)	EUR	74	67,544
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	419,778
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	218,296
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/4/28		698	633,313
Garrett LX I S.a.r.l., Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), 4/30/28		720	696,177
LTI Holdings, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 7/24/26		547	517,868
Tenneco, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/1/25		2,977	2,942,133
Truck Hero, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 1/31/28		835	759,082
Wheel Pros, LLC, Term Loan, 6.662%, (1 mo. USD LIBOR + 4.50%), 5/11/28		943	794,470
			$ 14,797,736

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles — 0.5%
MajorDrive Holdings IV, LLC:
Term Loan, 5.625%, (3 mo. USD LIBOR + 4.00%), 6/1/28	619	$ 569,766
Term Loan, 7.05%, (SOFR + 5.50%), 6/1/29	1,471	1,364,642
		$ 1,934,408
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/24/27	985	$ 929,901
City Brewing Company, LLC, Term Loan, 5.298%, (1 mo. USD LIBOR + 3.50%), 4/5/28	694	605,516
Triton Water Holdings, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 3/31/28	2,426	2,160,972
		$ 3,696,389
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), 3/12/26	342	$ 327,539
Alltech, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/13/28	398	377,437
		$ 704,976
Building Products — 2.4%
ACProducts, Inc., Term Loan, 6.97%, (USD LIBOR + 4.25%), 5/17/28(10)	1,931	$ 1,397,199
Cornerstone Building Brands, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 3.25%), 4/12/28	2,822	2,418,293
CP Atlas Buyer, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 11/23/27	1,384	1,220,745
LHS Borrower, LLC, Term Loan, 7.177%, (SOFR + 4.75%), 2/16/29	1,646	1,407,223
MI Windows and Doors, LLC, Term Loan, 5.927%, (SOFR + 3.50%), 12/18/27	1,528	1,478,420
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28	937	922,572
		$ 8,844,452
Capital Markets — 4.6%
Advisor Group, Inc., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 7/31/26	2,191	$ 2,118,467
AllSpring Buyer, LLC, Term Loan, 5.563%, (3 mo. USD LIBOR + 3.25%), 11/1/28	1,349	1,318,515
Aretec Group, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 10/1/25	3,265	3,149,592
Edelman Financial Center, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/7/28	2,477	2,359,028
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
EIG Management Company, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 2/22/25		239	$ 234,588
Focus Financial Partners, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/30/28		2,971	2,908,717
Guggenheim Partners, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 7/21/23		977	967,483
Hudson River Trading, LLC, Term Loan, 5.441%, (SOFR + 3.00%), 3/20/28		1,746	1,666,568
Mariner Wealth Advisors, LLC:
Term Loan, 1.625%, 8/18/28(11)		36	34,330
Term Loan, 4.623%, (SOFR + 3.25%), 8/18/28		214	205,467
Term Loan, 6.07%, (SOFR + 3.25%), 8/18/28		177	170,194
Term Loan, 6.07%, (SOFR + 3.25%), 8/18/28		1,238	1,189,569
Victory Capital Holdings, Inc., Term Loan, 4.543%, (3 mo. USD LIBOR + 2.25%), 7/1/26		857	837,372
			$ 17,159,890
Chemicals — 5.2%
Aruba Investments, Inc.:
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	494	$ 466,789
Term Loan, 6.259%, (1 mo. USD LIBOR + 4.00%), 11/24/27		716	669,427
Atotech B.V., Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	325	317,219
Charter NEX US, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 12/1/27		443	426,905
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	556	545,236
CPC Acquisition Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/29/27		765	668,213
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		96	80,260
Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), 5.25% cash, 0.75% PIK, 9/21/23		581	485,831
Gemini HDPE, LLC, Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), 12/31/27		703	687,293
Groupe Solmax, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 5/29/28		1,485	1,277,100
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	175	169,916
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 8/28/26		200	193,480
INEOS Finance PLC:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	4	3,847
Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/8/28	EUR	625	593,002

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Styrolution US Holding, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/29/26		1,980	$ 1,885,950
INEOS US Finance, LLC, Term Loan, 5.093%, (2 mo. USD LIBOR + 2.50%), 11/8/28		524	503,886
Kraton Corporation, Term Loan, 5.109%, (SOFR + 3.25%), 3/15/29		399	393,015
Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	300	285,152
Lonza Group AG, Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 7/3/28		2,451	2,144,472
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/27		617	607,968
Momentive Performance Materials, Inc., Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), 5/15/24		412	407,355
Olympus Water US Holding Corporation:
Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 11/9/28		1,493	1,417,291
Term Loan, 6.654%, (SOFR + 4.50%), 11/9/28		324	315,272
Orion Engineered Carbons GmbH, Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 9/24/28		323	312,415
Rohm Holding GmbH, Term Loan, 8.121%, (6 mo. USD LIBOR + 4.75%), 7/31/26		1,454	1,250,789
Starfruit Finco B.V., Term Loan, 3.25%, (EURIBOR + 3.25%), 10/1/25(10)	EUR	401	389,258
Venator Materials Corporation, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 8/8/24		357	335,756
W.R. Grace & Co.-Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28		2,438	2,360,554
			$ 19,193,651
Commercial Services & Supplies — 6.2%
Allied Universal Holdco, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 5/12/28		3,899	$ 3,647,999
Belfor Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 4/6/26		485	474,896
EnergySolutions, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/9/25		1,647	1,523,089
Garda World Security Corporation, Term Loan, 6.47%, (1 mo. USD LIBOR + 4.25%), 10/30/26		2,408	2,288,060
GFL Environmental, Inc., Term Loan, 5.806%, (3 mo. USD LIBOR + 3.00%), 5/30/25		49	48,936
IRI Holdings, Inc., Term Loan, 8.75%, (3 mo. USD Prime + 3.25%), 12/1/25		2,549	2,535,847
LABL, Inc., Term Loan, 7.372%, (1 mo. USD LIBOR + 5.00%), 10/29/28		622	593,891
Monitronics International, Inc., Term Loan, 10.306%, (3 mo. USD LIBOR + 7.50%), 3/29/24		1,391	917,743
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
PECF USS Intermediate Holding III Corporation, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 12/15/28	1,517	$ 1,392,950
Phoenix Services International, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/1/25	814	558,861
Prime Security Services Borrower, LLC, Term Loan, 4.463%, (3 mo. USD LIBOR + 2.75%), 9/23/26	2,014	1,961,421
SITEL Worldwide Corporation, Term Loan, 6.01%, (1 mo. USD LIBOR + 3.75%), 8/28/28	2,308	2,254,922
Tempo Acquisition, LLC, Term Loan, 5.327%, (SOFR + 3.00%), 8/31/28	1,552	1,527,864
TMS International Corp., Term Loan, 5.414%, (USD LIBOR + 2.75%), 8/14/24(10)	246	236,400
TruGreen Limited Partnership, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 11/2/27	2,051	1,975,658
Werner FinCo, L.P., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 7/24/24	1,048	993,422
		$ 22,931,959
Communications Equipment — 0.2%
Digi International, Inc., Term Loan, 7.806%, (3 mo. USD LIBOR + 5.00%), 11/1/28	365	$ 358,879
Tiger Acquisition, LLC, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 6/1/28	545	507,746
		$ 866,625
Construction Materials — 0.8%
Oscar AcquisitionCo, LLC, Term Loan, 6.109%, (SOFR + 4.50%), 4/29/29	800	$ 733,600
Quikrete Holdings, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 6/11/28	2,494	2,378,414
		$ 3,112,014
Containers & Packaging — 1.7%
Berlin Packaging, LLC, Term Loan, 5.501%, (USD LIBOR + 3.75%), 3/11/28(10)	1,042	$ 996,857
BWAY Holding Company, Term Loan, 5.037%, (3 mo. USD LIBOR + 3.25%), 4/3/24	2,362	2,270,195
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.602%, (SOFR + 4.18%), 4/13/29	500	481,130
Pregis TopCo Corporation, Term Loan, 6.805%, (USD LIBOR + 4.00%), 7/31/26(10)	585	562,331
Pretium PKG Holdings, Inc.:
Term Loan, 6.163%, (USD LIBOR + 4.00%), 10/2/28(10)	522	491,163
Term Loan - Second Lien, 8.787%, (USD LIBOR + 6.75%), 10/1/29(10)	300	261,500

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Proampac PG Borrower, LLC, Term Loan, 5.33%, (3 mo. USD LIBOR + 3.75%), 11/3/25		594	$ 567,549
Trident TPI Holdings, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/17/24		526	511,341
			$ 6,142,066
Distributors — 1.4%
Autokiniton US Holdings, Inc., Term Loan, 6.298%, (1 mo. USD LIBOR + 4.50%), 4/6/28		3,172	$ 3,078,553
Phillips Feed Service, Inc., Term Loan, 9.156%, (1 mo. USD LIBOR + 7.00%), 11/13/24(3)		102	81,909
White Cap Buyer, LLC, Term Loan, 6.077%, (SOFR + 3.75%), 10/19/27		2,137	2,049,186
			$ 5,209,648
Diversified Consumer Services — 1.1%
Ascend Learning, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/11/28		547	$ 519,432
KUEHG Corp.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 2/21/25		2,871	2,760,558
Term Loan - Second Lien, 10.50%, (3 mo. USD LIBOR + 8.25%), 8/22/25		400	392,333
Sotheby's, Term Loan, 7.012%, (3 mo. USD LIBOR + 4.50%), 1/15/27		409	394,354
			$ 4,066,677
Diversified Financial Services — 0.6%
Concorde Midco Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	$ 500,804
Sandy BidCo B.V., Term Loan, 6/12/28(12)	EUR	925	902,853
Zephyr Bidco Limited, Term Loan, 5.973%, (SONIA + 4.75%), 7/23/25	GBP	700	739,935
			$ 2,143,592
Diversified Telecommunication Services — 4.0%
Altice France S.A.:
Term Loan, 5.411%, (3 mo. USD LIBOR + 4.00%), 8/14/26		1,607	$ 1,532,958
Term Loan, 6.20%, (3 mo. USD LIBOR + 3.69%), 1/31/26		2,204	2,086,633
GEE Holdings 2, LLC:
Term Loan, 10.154%, (3 mo. USD LIBOR + 8.00%), 3/24/25		398	388,374
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		835	751,816
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Numericable Group S.A., Term Loan, 3.238%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	426	$ 415,949
UPC Broadband Holding B.V.:
Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	725	702,084
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 4/30/28		825	800,250
UPC Financing Partnership, Term Loan, 4.999%, (1 mo. USD LIBOR + 3.00%), 1/31/29		1,397	1,367,323
Virgin Media Bristol, LLC, Term Loan, 5.249%, (1 mo. USD LIBOR + 3.25%), 1/31/29		5,675	5,614,703
Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,408	1,300,375
			$ 14,960,465
Electrical Equipment — 0.7%
AZZ Incorporated, Term Loan, 6.861%, (SOFR + 4.25%), 5/13/29		400	$ 392,667
GrafTech Finance, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 2/12/25		1,313	1,298,012
II-VI Incorporated, Term Loan, 4.463%, (3 mo. USD LIBOR + 2.75%), 7/2/29		850	829,458
			$ 2,520,137
Electronic Equipment, Instruments & Components — 2.0%
Chamberlain Group, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 11/3/28		1,318	$ 1,232,269
CPI International, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 7/26/24		587	581,846
Creation Technologies, Inc., Term Loan, 7.785%, (3 mo. USD LIBOR + 5.50%), 10/5/28		848	767,327
DG Investment Intermediate Holdings 2, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/31/28		990	949,194
EXC Holdings III Corp., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 12/2/24		454	446,821
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		597	582,821
Robertshaw US Holding Corp., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 2/28/25		934	763,771
Verifone Systems, Inc., Term Loan, 5.524%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,108	1,022,208
Verisure Holding AB:
Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	775	741,098
Term Loan, 3.753%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	300	292,178
			$ 7,379,533

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services — 0.0%(7)
Ameriforge Group, Inc., Term Loan, 13.761%, (USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(10)(11)		51	$ 25,482
			$ 25,482
Engineering & Construction — 1.6%
Aegion Corporation, Term Loan, 6.906%, (1 mo. USD LIBOR + 4.75%), 5/17/28		521	$ 470,910
Amentum Government Services Holdings, LLC, Term Loan, 5.163%, (SOFR + 4.00%), 2/15/29		650	629,146
American Residential Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/15/27		566	544,428
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.944%, (3 mo. USD LIBOR + 4.25%), 6/21/24		499	456,543
Northstar Group Services, Inc., Term Loan, 7.872%, (1 mo. USD LIBOR + 5.50%), 11/12/26		1,423	1,380,318
Pike Corporation, Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), 1/21/28		455	443,751
USIC Holdings, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/12/28		2,283	2,158,340
			$ 6,083,436
Entertainment — 2.4%
Alchemy Copyrights, LLC, Term Loan, 4.713%, (1 mo. USD LIBOR + 3.00%), 3/10/28		491	$ 482,672
AMC Entertainment Holdings, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,717	1,489,155
City Football Group Limited, Term Loan, 5.662%, (1 mo. USD LIBOR + 3.50%), 7/21/28		1,990	1,900,450
Crown Finance US, Inc.:
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.50%), 2/28/25		1,901	1,235,424
Term Loan, 4.25%, (3 mo. USD LIBOR + 2.75%), 9/30/26		1,365	839,459
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(13)		498	551,441
Renaissance Holding Corp.:
Term Loan, 6.186%, (SOFR + 4.50%), 3/30/29		150	146,750
Term Loan - Second Lien, 9.372%, (1 mo. USD LIBOR + 7.00%), 5/29/26		175	166,542
UFC Holdings, LLC, Term Loan, 5.52%, (3 mo. USD LIBOR + 2.75%), 4/29/26		1,780	1,727,420
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	615	465,808
			$ 9,005,121
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 10/1/25		496	$ 432,358
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Badger Buyer Corp., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/30/24		333	$ 307,122
CHG PPC Parent, LLC, Term Loan, 5.375%, (6 mo. USD LIBOR + 3.00%), 12/8/28		399	385,534
Del Monte Foods, Inc., Term Loan, 6.451%, (SOFR + 4.25%), 5/16/29		400	386,000
Monogram Food Solutions, LLC, Term Loan, 6.375%, (1 mo. USD LIBOR + 4.00%), 8/28/28		448	430,959
Shearer's Foods, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/23/27		393	365,799
Sovos Brands Intermediate, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 4.25%), 6/8/28		560	536,470
United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	700	630,775
			$ 3,475,017
Gas Utilities — 0.8%
CQP Holdco, L.P., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 6/5/28		2,925	$ 2,851,594
			$ 2,851,594
Health Care Equipment & Supplies — 1.6%
Bayou Intermediate II, LLC, Term Loan, 5.786%, (3 mo. USD LIBOR + 4.50%), 8/2/28		796	$ 772,120
CryoLife, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/1/27		478	452,431
Gloves Buyer, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/29/27		1,635	1,528,568
Journey Personal Care Corp., Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 3/1/28		1,163	863,713
Medline Borrower, L.P., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 10/23/28		2,494	2,388,459
			$ 6,005,291
Health Care Providers & Services — 8.3%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/7/28		871	$ 848,859
Biogroup-LCD, Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), 2/9/28	EUR	225	213,097
BW NHHC Holdco, Inc., Term Loan, 6.455%, (3 mo. USD LIBOR + 5.00%), 5/15/25		2,151	1,425,970
Cano Health, LLC, Term Loan, 6.427%, (SOFR + 4.00%), 11/23/27		2,480	2,340,462
CCRR Parent, Inc., Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/6/28		568	548,298
Cerba Healthcare S.A.S.:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	450	432,327

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare S.A.S.: (continued)
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	500	$ 490,584
CHG Healthcare Services, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.25%), 9/29/28		918	893,772
Covis Finco S.a.r.l., Term Loan, 8.704%, (SOFR + 6.50%), 2/18/27		839	702,977
Electron BidCo, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 11/1/28		673	653,955
Envision Healthcare Corporation:
Term Loan, 3/31/27(12)		907	898,312
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/10/25		2,709	758,092
Hanger, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 3/6/25		935	932,890
IVC Acquisition, Ltd., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	1,325	1,288,620
LSCS Holdings, Inc., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 12/16/28		622	591,818
MDVIP, Inc., Term Loan, 5.662%, (1 mo. USD LIBOR + 3.50%), 10/16/28		249	240,024
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(11)		173	166,678
Term Loan, 6.377%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28		1,075	1,038,598
Midwest Physician Administrative Services, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 3/12/28		518	471,778
National Mentor Holdings, Inc.:
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28		60	51,945
Term Loan, 6.064%, (USD LIBOR + 3.75%), 3/2/28(10)		2,090	1,804,627
Option Care Health, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 10/27/28		348	341,829
Pacific Dental Services, LLC, Term Loan, 5.656%, (1 mo. USD LIBOR + 3.50%), 5/5/28		545	527,257
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 8.622%, (1 mo. USD LIBOR + 6.25%), 2/13/26		150	145,500
Pediatric Associates Holding Company, LLC:
Term Loan, 4.255%, (3 mo. USD LIBOR + 3.25%), 12/29/28(11)		62	60,081
Term Loan, 5.076%, (3 mo. USD LIBOR + 3.25%), 12/29/28		411	396,039
PetVet Care Centers, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/14/25		296	285,363
Phoenix Guarantor, Inc.:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/5/26		2,970	2,866,536
Term Loan, 5.759%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,435	1,385,670
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radiology Partners, Inc., Term Loan, 6.464%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,213	$ 1,114,760
Radnet Management, Inc., Term Loan, 5.30%, (3 mo. USD LIBOR + 3.00%), 4/21/28		2,475	2,409,259
Sound Inpatient Physicians, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 6/27/25		432	406,080
Surgery Center Holdings, Inc., Term Loan, 5.63%, (1 mo. USD LIBOR + 3.75%), 8/31/26		2,450	2,360,604
Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	292,179
U.S. Anesthesia Partners, Inc., Term Loan, 5.963%, (1 mo. USD LIBOR + 4.25%), 10/1/28		918	862,262
WP CityMD Bidco, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/22/28		574	553,129
			$ 30,800,231
Health Care Technology — 3.2%
Bracket Intermediate Holding Corp., Term Loan, 6.543%, (3 mo. USD LIBOR + 4.25%), 9/5/25		842	$ 805,973
Certara, L.P., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 8/15/26		952	923,890
eResearchTechnology, Inc., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 2/4/27		321	304,976
GHX Ultimate Parent Corporation, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/28/24		857	830,934
Imprivata, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/1/27		2,156	2,103,586
Term Loan, 6.577%, (SOFR + 4.25%), 12/1/27		200	196,188
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/18/28		948	915,643
Term Loan - Second Lien, 9.122%, (1 mo. USD LIBOR + 6.75%), 12/17/29		600	540,094
Navicure, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,406	1,368,723
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27		617	604,844
Project Ruby Ultimate Parent Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/3/28		1,111	1,064,765
Symplr Software, Inc., Term Loan, 6.654%, (SOFR + 4.50%), 12/22/27		964	923,143
Verscend Holding Corp., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/27/25		1,457	1,423,744
			$ 12,006,503

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure — 3.8%
Carnival Corporation:
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25	1,274	$ 1,219,855
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28	2,289	2,128,305
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,484	1,372,025
Dave & Buster's, Inc., Term Loan, 7.427%, (SOFR + 5.00%), 6/29/29	675	662,484
Great Canadian Gaming Corporation, Term Loan, 6.096%, (3 mo. USD LIBOR + 4.00%), 11/1/26	1,525	1,483,062
IRB Holding Corp., Term Loan, 4.836%, (SOFR + 3.15%), 12/15/27	2,463	2,363,451
Oravel Stays Singapore Pte, Ltd., Term Loan, 10.44%, (3 mo. USD LIBOR + 8.25%), 6/23/26	594	513,810
Playa Resorts Holding B.V., Term Loan, 5.12%, (1 mo. USD LIBOR + 2.75%), 4/29/24	1,105	1,066,624
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 8/25/28	744	711,622
SMG US Midco 2, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 1/23/25	216	203,951
Travel Leaders Group, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 1/25/24	1,599	1,440,324
Twin River Worldwide Holdings, Inc., Term Loan, 5.048%, (1 mo. USD LIBOR + 3.25%), 10/2/28	970	924,044
		$ 14,089,557
Household Durables — 0.8%
Libbey Glass, Inc., Term Loan, 10.455%, (3 mo. USD LIBOR + 8.00%), 11/13/25	660	$ 678,380
Serta Simmons Bedding, LLC:
Term Loan, 9.499%, (1 mo. USD LIBOR + 7.50%), 8/10/23	1,053	1,028,838
Term Loan - Second Lien, 9.499%, (1 mo. USD LIBOR + 7.50%), 8/10/23	2,432	1,434,795
		$ 3,142,013
Household Products — 0.4%
Kronos Acquisition Holdings, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/22/26	1,281	$ 1,203,670
Term Loan, 8.407%, (SOFR + 6.00%), 12/22/26	348	342,156
		$ 1,545,826
Industrial Conglomerates — 0.3%
SPX Flow, Inc., Term Loan, 6.927%, (SOFR + 4.50%), 4/5/29	1,200	$ 1,137,750
		$ 1,137,750
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 3.3%
Alliant Holdings Intermediate, LLC, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,247	$ 2,178,733
AssuredPartners, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,386	1,324,292
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27		1,386	1,323,630
Financiere CEP S.A.S., Term Loan, 4.225%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	491,861
NFP Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 2/15/27		2,178	2,073,372
Ryan Specialty Group, LLC, Term Loan, 5.427%, (SOFR + 3.00%), 9/1/27		2,970	2,898,003
USI, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,980	1,933,535
			$ 12,223,426
Interactive Media & Services — 2.1%
Buzz Merger Sub, Ltd., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/29/27		538	$ 524,857
Camelot U.S. Acquisition, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/30/26		3,583	3,504,621
Foundational Education Group, Inc., Term Loan, 6.066%, (SOFR + 3.75%), 8/31/28		1,468	1,419,927
Getty Images, Inc., Term Loan, 6.125%, (3 mo. USD LIBOR + 4.50%), 2/19/26		1,551	1,519,919
Match Group, Inc., Term Loan, 3.194%, (3 mo. USD LIBOR + 1.75%), 2/13/27		700	676,375
			$ 7,645,699
Internet & Direct Marketing Retail — 1.0%
Adevinta ASA:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	1,150	$ 1,136,424
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 6/26/28		297	286,326
CNT Holdings I Corp., Term Loan, 5.368%, (1 mo. USD LIBOR + 3.50%), 11/8/27		1,535	1,491,280
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		942	906,797
			$ 3,820,827
IT Services — 5.4%
Asurion, LLC:
Term Loan, 5.497%, (1 mo. USD LIBOR + 3.13%), 11/3/23		1,109	$ 1,093,935
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 12/23/26		1,162	1,095,156

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Asurion, LLC: (continued)
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,485	$ 1,397,721
Term Loan - Second Lien, 7.622%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,830	1,576,545
Endure Digital, Inc., Term Loan, 5.291%, (1 mo. USD LIBOR + 3.50%), 2/10/28		3,044	2,805,785
EP Purchaser, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/6/28		349	343,452
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27		3,864	3,736,631
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	594	560,095
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/5/28		741	701,152
Intrado Corporation, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/10/24		508	425,113
NAB Holdings, LLC, Term Loan, 5.204%, (SOFR + 3.00%), 11/23/28		920	880,799
Rackspace Technology Global, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 2.75%), 2/15/28		2,977	2,742,918
Sedgwick Claims Management Services, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,138	1,106,904
Skopima Merger Sub, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 5/12/28		1,514	1,401,622
West Corporation, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 10/10/24		276	230,684
			$ 20,098,512
Leisure Products — 0.5%
Amer Sports Oyj, Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	1,650	$ 1,570,443
Fender Musical Instruments Corporation, Term Loan, 5.828%, (SOFR + 4.00%), 12/1/28		273	260,779
			$ 1,831,222
Life Sciences Tools & Services — 1.3%
Cambrex Corporation, Term Loan, 5.927%, (SOFR + 3.60%), 12/4/26		289	$ 281,628
Curia Global, Inc., Term Loan, 6.555%, (3 mo. USD LIBOR + 3.75%), 8/30/26		1,850	1,791,525
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	475	447,698
Loire Finco Luxembourg S.a.r.l., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/21/27		319	301,832
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
Packaging Coordinators Midco, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/30/27		1,365	$ 1,318,805
Sotera Health Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 12/11/26		625	606,250
			$ 4,747,738
Machinery — 7.7%
AI Aqua Merger Sub, Inc., Term Loan, 5.436%, (SOFR + 3.75%), 7/31/28		2,200	$ 2,079,000
Albion Financing 3 S.a.r.l., Term Loan, 8.009%, (3 mo. USD LIBOR + 5.25%), 8/17/26		1,343	1,286,581
Alliance Laundry Systems, LLC, Term Loan, 5.955%, (3 mo. USD LIBOR + 3.50%), 10/8/27		2,110	2,054,435
American Trailer World Corp., Term Loan, 6.177%, (SOFR + 3.75%), 3/3/28		1,840	1,603,077
Apex Tool Group, LLC, Term Loan, 7.174%, (SOFR + 5.25%), 2/8/29		2,094	1,850,254
Conair Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/17/28		2,184	1,864,163
CPM Holdings, Inc., Term Loan, 5.213%, (1 mo. USD LIBOR + 3.50%), 11/17/25		1,979	1,910,199
Delachaux Group S.A., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 4/16/26		421	382,882
Engineered Machinery Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/19/28		2,705	2,584,183
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	360	350,056
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 10/21/28		645	623,151
Gates Global, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/31/27		2,549	2,464,044
Granite Holdings US Acquisition Co., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,308	1,270,938
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(11)		124	116,362
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/22/28		599	561,013
Illuminate Buyer, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 6/30/27		871	821,848
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		2,475	2,362,078
Penn Engineering & Manufacturing Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 6/27/24		165	162,918
Titan Acquisition Limited, Term Loan, 5.877%, (3 mo. USD LIBOR + 3.00%), 3/28/25		1,984	1,871,177
TK Elevator Topco GmbH, Term Loan, 4.256%, (6 mo. EURIBOR + 3.63%), 7/29/27	EUR	500	486,432

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27		1,204	$ 1,164,852
Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	600	566,088
			$ 28,435,731
Media — 3.0%
CMG Media Corporation, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/17/26		2,227	$ 2,099,312
Diamond Sports Group, LLC, Term Loan, 9.786%, (SOFR + 8.00%), 5/26/26		480	456,985
Gray Television, Inc.:
Term Loan, 4.213%, (1 mo. USD LIBOR + 2.50%), 2/7/24		191	189,027
Term Loan, 4.213%, (1 mo. USD LIBOR + 2.50%), 1/2/26		595	581,120
Term Loan, 4.713%, (1 mo. USD LIBOR + 3.00%), 12/1/28		821	805,689
Hubbard Radio, LLC, Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), 3/28/25		628	581,913
Magnite, Inc., Term Loan, 6.197%, (USD LIBOR + 5.00%), 4/28/28(10)		718	680,068
MJH Healthcare Holdings, LLC, Term Loan, 5.701%, (SOFR + 3.60%), 1/28/29		249	237,218
Nexstar Broadcasting, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 9/18/26		280	277,975
Recorded Books, Inc., Term Loan, 6.003%, (3 mo. USD LIBOR + 4.00%), 8/29/25		2,280	2,228,130
Sinclair Television Group, Inc.:
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 9/30/26		584	544,843
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), 4/1/28		389	355,975
Univision Communications, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/15/26		2,178	2,130,629
			$ 11,168,884
Metals/Mining — 0.3%
Dynacast International, LLC, Term Loan, 10.506%, (3 mo. USD LIBOR + 9.00%), 10/22/25		333	$ 296,300
WireCo WorldGroup, Inc., Term Loan, 5.688%, (3 mo. USD LIBOR + 4.25%), 11/13/28		420	403,202
Zekelman Industries, Inc., Term Loan, 4.185%, (3 mo. USD LIBOR + 2.00%), 1/24/27		555	534,521
			$ 1,234,023
Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels — 4.0%
Centurion Pipeline Company, LLC:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 9/29/25	242	$ 237,340
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 9/28/25	222	217,188
CITGO Holding, Inc., Term Loan, 9.372%, (1 mo. USD LIBOR + 7.00%), 8/1/23	1,141	1,132,445
CITGO Petroleum Corporation, Term Loan, 8.622%, (1 mo. USD LIBOR + 6.25%), 3/28/24	4,517	4,493,301
Delek US Holdings, Inc., Term Loan, 7.872%, (1 mo. USD LIBOR + 5.50%), 3/31/25	562	538,877
Freeport LNG Investments, LLP, Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), 12/21/28	593	557,796
Matador Bidco S.a.r.l., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 10/15/26	3,709	3,630,477
Oryx Midstream Services Permian Basin, LLC, Term Loan, 4.705%, (3 mo. USD LIBOR + 3.25%), 10/5/28	697	680,103
Oxbow Carbon, LLC, Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 10/17/25	684	669,661
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 10.372%, (1 mo. USD LIBOR + 8.00%), 8/27/26	755	753,418
UGI Energy Services, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 8/13/26	1,980	1,952,784
		$ 14,863,390
Personal Products — 0.5%
HLF Financing S.a.r.l., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 8/18/25	636	$ 615,776
Sunshine Luxembourg VII S.a.r.l., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/1/26	1,136	1,085,764
		$ 1,701,540
Pharmaceuticals — 2.8%
Akorn, Inc., Term Loan, 9.777%, (3 mo. USD LIBOR + 7.50%), 10/1/25	296	$ 286,702
Amneal Pharmaceuticals, LLC, Term Loan, 5.844%, (USD LIBOR + 3.50%), 5/4/25(10)	1,651	1,542,827
Bausch Health Companies, Inc., Term Loan, 7.174%, (SOFR + 5.25%), 2/1/27	1,715	1,447,073
Jazz Financing Lux S.a.r.l., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/5/28	2,475	2,423,953
Mallinckrodt International Finance S.A.:
Term Loan, 7.253%, (3 mo. USD LIBOR + 5.25%), 9/30/27	1,894	1,585,594
Term Loan, 7.503%, (3 mo. USD LIBOR + 5.50%), 9/30/27	2,714	2,276,656

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	575	$ 543,603
PharmaZell GmbH, Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	119,931
			$ 10,226,339
Professional Services — 3.2%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	494	$ 475,831
APFS Staffing Holdings, Inc., Term Loan, 6.756%, (SOFR + 4.00%), 12/29/28(10)		249	243,141
Blitz 20-487 GmbH, Term Loan, 3.438%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	750	720,545
Brown Group Holding, LLC:
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/7/28		2,177	2,101,939
Term Loan, 6.077%, (SOFR + 3.75%), 7/2/29		225	221,098
CoreLogic, Inc., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 6/2/28		2,866	2,450,296
Deerfield Dakota Holding, LLC, Term Loan, 6.077%, (SOFR + 3.75%), 4/9/27		2,109	2,042,612
Employbridge, LLC, Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 7/19/28		1,489	1,356,996
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.888%, (6 mo. EURIBOR + 2.63%), 7/15/25	EUR	739	717,879
Trans Union, LLC, Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 12/1/28		1,515	1,482,398
Vaco Holdings, LLC, Term Loan, 7.204%, (SOFR + 5.00%), 1/21/29		249	240,976
			$ 12,053,711
Road & Rail — 3.1%
Grab Holdings, Inc., Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), 1/29/26		2,296	$ 2,080,693
Kenan Advantage Group, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/24/26		2,389	2,244,811
PODS, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 3/31/28		2,475	2,379,124
Uber Technologies, Inc.:
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 4/4/25		4,927	4,863,547
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 2/25/27		5	4,895
			$ 11,573,070
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc.:
Term Loan, 5.506%, (SOFR + 3.35%), 2/1/29(10)		1,075	$ 1,024,833
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Altar Bidco, Inc.: (continued)
Term Loan - Second Lien, 7.355%, (SOFR + 5.60%), 2/1/30		450	$ 411,750
Bright Bidco B.V., Term Loan, 4.774%, (3 mo. USD LIBOR + 3.50%), 6/30/24		1,450	577,548
MKS Instruments, Inc., Term Loan, 4/11/29(12)	EUR	350	343,409
Ultra Clean Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 8/27/25		1,139	1,127,894
			$ 3,485,434
Software — 27.2%
Applied Systems, Inc., Term Loan - Second Lien, 7.75%, (3 mo. USD LIBOR + 5.50%), 9/19/25		2,390	$ 2,343,712
AppLovin Corporation:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/25/28		1,272	1,237,791
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 8/15/25		2,128	2,078,740
Aptean, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 4/23/26		2,084	1,997,885
AQA Acquisition Holding, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 3/3/28		891	857,587
Astra Acquisition Corp.:
Term Loan, 7.622%, (1 mo. USD LIBOR + 5.25%), 10/25/28		1,397	1,187,524
Term Loan - Second Lien, 11.247%, (1 mo. USD LIBOR + 8.88%), 10/25/29		1,425	1,210,959
Avaya, Inc., Term Loan, 5.999%, (1 mo. USD LIBOR + 4.00%), 12/15/27		475	252,937
Banff Merger Sub, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	266	262,263
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/2/25		3,436	3,318,592
Term Loan - Second Lien, 7.872%, (1 mo. USD LIBOR + 5.50%), 2/27/26		750	700,625
Barracuda Networks, Inc., Term Loan - Second Lien, 9.556%, (3 mo. USD LIBOR + 6.75%), 10/30/28		320	321,540
CDK Global, Inc., Term Loan, 6.61%, (SOFR + 4.50%), 7/6/29		2,050	1,995,618
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25		796	713,859
Ceridian HCM Holding, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 4/30/25		884	857,694
Cloudera, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/8/28		2,344	2,220,081
Term Loan - Second Lien, 8.372%, (1 mo. USD LIBOR + 6.00%), 10/8/29		650	598,000

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
ConnectWise, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/28		1,990	$ 1,907,912
Constant Contact, Inc., Term Loan, 6.423%, (3 mo. USD LIBOR + 4.00%), 2/10/28		1,860	1,753,258
Cornerstone OnDemand, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,147	1,075,908
Delta TopCo, Inc.:
Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27		1,423	1,347,361
Term Loan - Second Lien, 9.336%, (3 mo. USD LIBOR + 7.25%), 12/1/28		2,025	1,792,125
E2open, LLC, Term Loan, 4.835%, (3 mo. USD LIBOR + 3.50%), 2/4/28		866	845,954
ECI Macola Max Holding, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/9/27		1,281	1,250,934
Epicor Software Corporation:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/30/27		2,256	2,155,329
Term Loan - Second Lien, 10.122%, (1 mo. USD LIBOR + 7.75%), 7/31/28		850	840,012
Finastra USA, Inc., Term Loan, 6.871%, (USD LIBOR + 3.50%), 6/13/24(10)		4,657	4,360,153
GoTo Group, Inc., Term Loan, 6.912%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,847	1,418,400
Greeneden U.S. Holdings II, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/1/27		2,322	2,272,104
Hyland Software, Inc., Term Loan - Second Lien, 8.622%, (1 mo. USD LIBOR + 6.25%), 7/7/25		3,630	3,532,444
Imperva, Inc., Term Loan, 5.399%, (3 mo. USD LIBOR + 4.00%), 1/12/26		2,322	2,095,163
Ivanti Software, Inc.:
Term Loan, 5.611%, (1 mo. USD LIBOR + 4.00%), 12/1/27		716	611,053
Term Loan, 5.848%, (3 mo. USD LIBOR + 4.25%), 12/1/27		2,630	2,252,307
MA FinanceCo., LLC:
Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(10)	EUR	620	594,819
Term Loan, 5.915%, (3 mo. USD LIBOR + 4.25%), 6/5/25		1,550	1,367,791
Magenta Buyer, LLC:
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), 7/27/28		4,243	4,041,398
Term Loan - Second Lien, 10.55%, (3 mo. USD LIBOR + 8.25%), 7/27/29		1,150	1,093,219
Marcel LUX IV S.a.r.l., Term Loan, 5.635%, (SOFR + 4.00%), 12/31/27		100	98,227
Mavenir Systems, Inc., Term Loan, 6.205%, (3 mo. USD LIBOR + 4.75%), 8/18/28		323	301,547
McAfee, LLC, Term Loan, 5.699%, (SOFR + 4.00%), 3/1/29		2,450	2,346,130
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Mediaocean, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/15/28		549	$ 534,452
MH Sub I, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 9/13/24		323	314,440
Mitnick Corporate Purchaser, Inc., Term Loan, 5.924%, (SOFR + 4.75%), 5/2/29		400	389,000
Panther Commercial Holdings, L.P., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 1/7/28		892	835,448
Polaris Newco, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 6/2/28		2,655	2,528,496
Proofpoint, Inc., Term Loan, 4.825%, (3 mo. USD LIBOR + 3.25%), 8/31/28		2,985	2,875,728
RealPage, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 4/24/28		4,615	4,452,156
Redstone Holdco 2 L.P., Term Loan, 7.533%, (3 mo. USD LIBOR + 4.75%), 4/27/28		2,233	1,875,825
Sabre GLBL, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/17/27		1,521	1,457,780
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/17/27		954	914,508
Term Loan, 6.677%, (SOFR + 4.25%), 6/30/28		911	887,933
Seattle Spinco, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 6/21/24		1,715	1,598,991
Sophia, L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/7/27		4,181	4,038,271
Sovos Compliance, LLC, Term Loan, 6.936%, (USD LIBOR + 4.50%), 8/11/28(10)		573	558,592
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 11/22/27	EUR	262	256,972
SurveyMonkey, Inc., Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 10/10/25		887	862,668
Tibco Software, Inc.:
Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 6/30/26		2,451	2,436,624
Term Loan - Second Lien, 9.63%, (1 mo. USD LIBOR + 7.25%), 3/3/28		1,250	1,243,750
Turing Midco, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 3/23/28		241	236,941
Ultimate Software Group, Inc. (The):
Term Loan, 5.535%, (3 mo. USD LIBOR + 3.25%), 5/4/26		4,212	4,092,633
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,554	1,515,170
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	318	293,570
Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25		2,473	2,103,851

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Vision Solutions, Inc., Term Loan, 6.783%, (3 mo. USD LIBOR + 4.00%), 4/24/28		2,382	$ 2,210,794
VS Buyer, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,100	1,072,195
			$ 101,095,743
Specialty Retail — 4.2%
Belron Finance US, LLC, Term Loan, 3.875%, (3 mo. USD LIBOR + 2.50%), 4/13/28		913	$ 894,788
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	575	566,585
Great Outdoors Group, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/6/28		2,660	2,441,061
Harbor Freight Tools USA, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 10/19/27		2,722	2,533,433
L1R HB Finance Limited:
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	400	240,616
Term Loan, 6.217%, (SONIA + 5.25%), 9/2/24	GBP	400	294,613
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		4,444	4,299,237
LIDS Holdings, Inc., Term Loan, 7.326%, (SOFR + 5.50%), 12/14/26		422	380,742
Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28		1,042	888,412
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28		3,020	2,918,220
			$ 15,457,707
Trading Companies & Distributors — 2.8%
DXP Enterprises, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 12/16/27		616	$ 590,230
Electro Rent Corporation, Term Loan, 7.732%, (3 mo. USD LIBOR + 5.00%), 1/31/24		1,571	1,547,377
Fly Funding II S.a.r.l., Term Loan, 8.512%, (3 mo. USD LIBOR + 6.00%), 10/8/25		77	76,111
Hillman Group, Inc. (The):
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)		76	72,868
Term Loan, 5.009%, (1 mo. USD LIBOR + 2.75%), 7/14/28		315	302,122
Park River Holdings, Inc., Term Loan, 5.527%, (3 mo. USD LIBOR + 3.25%), 12/28/27		667	594,665
Patagonia Bidco Limited:
Term Loan, 5.94%, (SONIA + 5.00%), 3/5/29	GBP	1,121	1,194,673
Term Loan, 5.94%, (SONIA + 5.00%), 3/5/29	GBP	204	217,213
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28		4,197	3,885,257
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
SRS Distribution, Inc.:
Term Loan, 6.177%, (SOFR + 3.50%), 6/2/28	323	$ 309,025
Term Loan, 6.306%, (3 mo. USD LIBOR + 3.50%), 6/2/28	1,089	1,040,335
TricorBraun Holdings, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/3/28	743	707,383
		$ 10,537,259
Transportation Infrastructure — 0.4%
KKR Apple Bidco, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 9/23/28	1,642	$ 1,589,933
		$ 1,589,933
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 12/17/27	373	$ 354,300
Digicel International Finance Limited, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/28/24	1,429	1,303,749
		$ 1,658,049
Total Senior Floating-Rate Loans (identified cost $555,287,526)		$ 518,779,727

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(4)(5)	139,907	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(3)(4)(5)	4,339	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(14)	2,190,352	$ 2,190,352
Total Short-Term Investments (identified cost $2,190,352)		$ 2,190,352
Total Investments — 157.8% (identified cost $632,212,252)		$ 586,957,519
Less Unfunded Loan Commitments — (0.2)%		$ (807,097)
Net Investments — 157.6% (identified cost $631,405,155)		$ 586,150,422
Other Assets, Less Liabilities — (37.2)%		$(138,427,425)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (20.4)%		$ (75,876,058)
Net Assets Applicable to Common Shares — 100.0%		$ 371,846,939
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $51,758,490 or 13.9% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Restricted security.
(7)	Amount is less than 0.05%.
(8)	Principal amount is less than $500.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	The stated interest rate represents the weighted average interest rate at July 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2022, the total value of unfunded loan commitments is $763,372.
(12)	This Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,277,009	EUR	7,902,668	Standard Chartered Bank	8/2/22	$200,090	$ —
USD	8,075,070	EUR	7,902,668	Standard Chartered Bank	9/2/22	—	(19,101)
GBP	71,994	USD	85,785	Bank of America, N.A.	9/30/22	2,008	—
USD	2,294,394	EUR	2,165,546	Standard Chartered Bank	9/30/22	71,932	—
USD	2,263,072	EUR	2,136,863	Standard Chartered Bank	9/30/22	70,047	—
USD	2,204,111	EUR	2,079,497	State Street Bank and Trust Company	9/30/22	69,959	—
USD	2,022,858	EUR	1,909,083	State Street Bank and Trust Company	9/30/22	63,600	—
USD	2,669,236	GBP	2,185,975	State Street Bank and Trust Company	9/30/22	3,557	—
EUR	4,617,685	USD	4,738,629	JPMorgan Chase Bank, N.A.	10/31/22	11,262	—
USD	5,184,732	EUR	5,069,099	Bank of America, N.A.	10/31/22	—	(29,496)

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,434,620	EUR	2,371,227	Goldman Sachs International	10/31/22	$ —	$ (4,497)
USD	2,434,364	EUR	2,371,227	Goldman Sachs International	10/31/22	—	(4,753)
USD	4,583,307	EUR	4,481,264	State Street Bank and Trust Company	10/31/22	—	(26,257)
						$492,455	$(84,104)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2022, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Restricted Securities
At July 31, 2022, the Trust owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$0
Total Common Stocks			$34,721	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%, (PIK)	5/26/17	14	$14,000	$0
Total Convertible Preferred Stocks			$14,000	$0
Total Restricted Securities			$48,721	$0

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2022, the value of the Trust's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $2,190,352, which represents 0.6% of the Trust's net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$10,468,093	$98,905,088	$(109,372,695)	$(486)	$ —	$ —	$5,492	—
Liquidity Fund	—	47,821,486	(45,631,134)	—	—	2,190,352	9,687	2,190,352
Total				$(486)	$ —	$2,190,352	$15,179
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 27,816,911	$ —	$ 27,816,911
Closed-End Funds	6,841,208	—	—	6,841,208
Common Stocks	915,020	1,097,635	934,158	2,946,813
Convertible Preferred Stocks	—	586	0	586
Corporate Bonds	—	28,381,922	—	28,381,922
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	517,581,421	391,209	517,972,630
Warrants	—	—	0	0
Short-Term Investments	2,190,352	—	—	2,190,352
Total Investments	$9,946,580	$574,878,475	$1,325,367	$586,150,422
Forward Foreign Currency Exchange Contracts	$ —	$ 492,455	$ —	$ 492,455
Total	$9,946,580	$575,370,930	$1,325,367	$586,642,877
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (84,104)	$ —	$ (84,104)
Total	$ —	$ (84,104)	$ —	$ (84,104)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Eaton Vance
Senior Floating-Rate Trust
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.